Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income (Expense), Net
Schedule of other income (expense), net

	Year ended December 31,
(in $ millions)	2021	2020	2019
Foreign exchange gains, net	$—	$12	$(4)
Loss on disposal of businesses	(1)	—	(3)
Non-service components of net periodic pension benefit	9	2	4
Other income (expense), net	$8	$14	$(3)